Antonio Aliberti
Director
Securities Operations Department

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

[redacted]

06020350

1-32738

NYSE

Cert NYS

February 1, 2006

RECD S.E.C.
FEB 0 1 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MORGAN STANLEY CAPITAL TRUST VI, Capital Securities (and the Guarantee with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 1, 2006. Tentative listing date - February 3, 2006.

Sincerely,

Antonio Aliberti